Assets and Disposal Groups Held for Sale - Schedule of Assets Held for Sale and Disposal Groups (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disposal groups held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Goodwill	¥ 3,745	¥ 3,347
Intangible assets	62	402
Inventories	1,242	1,200
Trade and other receivables	767	0
Other assets	13	395
Total assets	9,337	15,235
Trade and other payables	660	0
Deferred tax liabilities	307	0
Other liabilities	442	144
Total liabilities	1,410	144
Disposal groups held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	3,162	9,847
Deferred tax assets	¥ 347	¥ 45